Restructuring and Asset Impairment Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges

Restructuring and asset impairment charges for the three months ended March 31, 2016 were as follows (in thousands):

Three Months Ended March 31, 2016
Contract termination costs	$19
Employee severance and termination benefits	26

Total restructuring and asset impairment charges	$45

Restructuring and asset impairment charges were as follows (in thousands):

Year ended December 31, 2015
Asset impairments	$53,228
Contract termination costs	4,767
Employee severance and termination benefits	1,202

Total restructuring and asset impairment charges	$59,197

Summary of Restructuring Activity

	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2015	$3,954	$321	$4,275
Restructuring and impairment charges	19	26	45
Cash payments	(1,349)	(143)	(1,492)

Accrued restructuring balance as of March 31, 2016	$2,624	$204	$2,828

During the year ended December 31, 2014, the Company did not incur any restructuring and asset impairment charges.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—	$—
Restructuring and impairment charges	53,228	4,767	1,202	59,197
Cash payments	(10)	(623)	(881)	(1,514)
Non-cash settlements	(53,218)	(190)	—	(53,408)

Accrued restructuring balance as of December 31, 2015	$—	$3,954	$321	$4,275